STOCK OPTION RESERVE (Details 1) - iOx Option Plan [Member] - Unvested Options [Member]	Jan. 08, 2019 $ / shares
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.05%
Expected dividend	0.00%
Expected volatility	111.00%
Expected life	6 years 3 months
Fair value of Portage option	$ 9.36